Note 16 - Segmented Information and Revenue	3 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
16.	SEGMENTED INFORMATION AND REVENUE

The Company operates
two
distinct reportable business segments as follows:

License of intellectual property: Lingo Learning is a print-based publisher of English language learning textbook programs in China. It earns significantly higher royalties from Licensing Sales compared to Finished Product Sales.

Online and offline Language Learning: ELL Technologies is a global web-based educational technology (“EdTech”) language learning, training, and assessment company. The Company provides the right to access to hosted software over a contract term without the customer taking possession of the software. The Company also provides Offline licenses for the right to use perpetual language-learning.

Transactions between operating segments and reporting segment are recorded at the exchange amount and eliminated upon consolidation.

Segmented
I
nformation
(B
efore
O
ther
F
inancial
I
tems
Below)

March 31, 201 9	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$166,183	$991,858	$50,322	$1,208,363
Segmented liabilities	326,088	176,976	447,846	950,910
Segmented revenue - online	80,296	-	-	80,296
Segmented revenue – offline	-	-	-	-
Segmented revenue - royalty	207	31,461	-	31,668
Segmented direct costs	23,005	21,931	-	44,936
Segmented selling, general & administrative	58,525	99,964	118,515	277,003
Segmented other expense	2,843	8,948	179	11,970
Segmented loss	(61,589)	(99,383)	(118,694)	(279,666)

March 31, 201 8	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$112,925	$954,906	$100,176	$1,168,007
Segmented liabilities	103,105	161,060	870,403	1,134,568
Segmented revenue	35,612	44,743	-	80,355
Segmented direct costs	17,250	20,870	-	38,120
Segmented selling, general & administrative	87,407	39,478	184,080	310,965
Segmented other expense	430	8,257	223	8,910
Segmented loss	(326,909)	(23,862)	(184,302)	(535,073)

March 31, 201 7	Online English Language Learning	Print-Based English Language Learning	Head Office	Total
Segmented assets	$5,357,137	$1,342,105	$648,669	$7,347,911
Segmented liabilities	144,785	191,804	562,562	899,151
Segmented revenue	518,787	79,190	-	597,977
Segmented direct costs	16,049	21,881	-	37,930
Segmented selling, general & administrative	100,540	(38,604)	169,752	231,688
Segmented profit (loss)	107,850	88,959	(170,030)	26,779

Other Financial Items	2019	2018	2017
Online English Language Learning segmented income (loss)	$(61,589)	$(326,909)	$107,850
Print-Based English Language Learning segmented income (loss)	(99,383)	(23,862)	88,959
Head office	(118,694)	(184,302)	(170,031)
Foreign exchange	(2,867)	29,341	(13,452)
Interest expense	(4,231)	(14,952)	(9,382)
Share-based payment	(27,758)	(23,408)	-
Other comprehensive income (loss)	(14,377)	369	(218)
Total Comprehensive Income ( Loss )	$(328,899)	$(543,723)	$3,727

Identifiable
Non-Current
Assets by Geographic Region

	2019	2018	2017
Canada	$48,585	$28,415	$7,347,454
China	604	647	457
	$49,189	$29,062	$7,347,911

Revenue by Geographic Region

	2019	2018	2017
Latin America	$66,118	$17,759	$482,775
China	34,162	54,495	103,296
Other	11,684	8,101	11,906
	$111,964	$80,355	$597,977